OTHER LIABILITIES - Schedule of significant actuarial assumptions for the determination of the actuarial liability (Details) - Avon [member] - Pension Plan [member]	Dec. 31, 2021	Dec. 31, 2020
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	0.65%	0.30%
Rate of compensation increase	1.80%	1.80%
Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	9.20%	8.50%
Rate of compensation increase	6.60%	6.60%